Investments in associates/Asset classified as held for sale - Schedule of reconciliation of the carrying amount (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
BALANCE	€ 2,134	€ 0
BALANCE	0	2,124
BliNK Biomedical SAS
Disclosure of associates [line items]
Net assets of associate	€ 4,557	€ 4,344
Proportion of the Company’s ownership interest in BliNK Biomedical SAS	48.90%	48.90%
BALANCE	€ 2,228
BALANCE		€ 2,121